Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of accounts receivable

	December 31, 2017	December 31, 2016
Trade	$45,158	$38,746
Holdbacks	558	528
Other	1,512	806
	$47,228	$40,080